Earnings/(loss) per share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income/(loss)	$ (7,970,332)	$ 388,125
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(2,862,000)	0
Net income/(loss) attributable to common shareholders, basic and diluted	$ (11,211,498)	$ 367,292
Weighted average number of shares outstanding, basic	2,429,488	31,826
Weighted average number of shares outstanding, diluted	2,429,488	74,683
Earnings/ (loss) per share, basic	$ (4.61)	$ 11.54
Earnings/ (loss) per share, diluted	$ (4.61)	$ 5.2
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	$ (379,166)	$ (20,833)